Trust Account and Fair Value Measurements - Summary of Change in the Fair Value of the Warrant Liabilities (Detail)	6 Months Ended
Jun. 30, 2021 USD ($)
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Change in fair value of warrant liabilities	$ 92,012,500
Fair Value, Inputs, Level 3 [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance warrant liabilities	0
Issuance of Public and Private Warrants	97,875,000
Change in fair value of warrant liabilities	101,545,000
Transfer from Level 3 to Level 1	(123,382,500)
Ending balance warrant liabilities	$ 76,037,500